INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS - Combined summarized balance sheets (Details) - USD ($)	Mar. 31, 2022	Dec. 31, 2021	Mar. 31, 2021	Dec. 31, 2020
ASSETS
Buildings and improvements, net of accumulated depreciation		$ 27,339,376		$ 71,388,038
Land		2,161,940		9,101,508
Other assets		4,086,887		8,097,265
Total Assets		33,588,203		88,586,811
LIABILITIES AND PARTNERS' CAPITAL
Mortgages and construction loans payable		17,137,174		56,488,011
Accounts payable and accrued expenses		551,214		1,427,922
Other liabilities		2,449,956		8,186,088
Total Liabilities		20,138,344		66,102,021
PARTNERS' CAPITAL
BF Garden Tax Credit Fund V L.P.	$ 9,651,259	9,651,259	$ 20,608,918	20,608,918
Other partners		3,798,600		1,875,872
Partners Capital		13,449,859		22,484,790
Liabilities and Partners' Capital		33,588,203		88,586,811
Series 47
ASSETS
Buildings and improvements, net of accumulated depreciation		0		14,164,825
Land		0		1,950,947
Other assets		0		1,278,528
Total Assets		0		17,394,300
LIABILITIES AND PARTNERS' CAPITAL
Mortgages and construction loans payable		0		11,382,001
Accounts payable and accrued expenses		0		516,869
Other liabilities		0		355,153
Total Liabilities		0		12,254,023
PARTNERS' CAPITAL
BF Garden Tax Credit Fund V L.P.	0	0	4,451,190	4,451,190
Other partners		0		689,087
Partners Capital		0		5,140,277
Liabilities and Partners' Capital		0		17,394,300
Series 48
ASSETS
Buildings and improvements, net of accumulated depreciation		1,014,434		9,530,634
Land		105,000		1,451,241
Other assets		1,221,236		737,279
Total Assets		2,340,670		11,719,154
LIABILITIES AND PARTNERS' CAPITAL
Mortgages and construction loans payable		1,365,763		9,318,977
Accounts payable and accrued expenses		27,802		238,650
Other liabilities		1,397,826		461,944
Total Liabilities		2,791,391		10,019,571
PARTNERS' CAPITAL
BF Garden Tax Credit Fund V L.P.	(389,161)	(389,161)	1,866,432	1,866,432
Other partners		(61,560)		(166,849)
Partners Capital		(450,721)		1,699,583
Liabilities and Partners' Capital		2,340,670		11,719,154
Series 49
ASSETS
Buildings and improvements, net of accumulated depreciation		26,324,942		47,692,579
Land		2,056,940		5,699,320
Other assets		2,865,651		6,081,458
Total Assets		31,247,533		59,473,357
LIABILITIES AND PARTNERS' CAPITAL
Mortgages and construction loans payable		15,771,411		35,787,033
Accounts payable and accrued expenses		523,412		672,403
Other liabilities		1,052,130		7,368,991
Total Liabilities		17,346,953		43,828,427
PARTNERS' CAPITAL
BF Garden Tax Credit Fund V L.P.	$ 10,040,420	10,040,420	$ 14,291,296	14,291,296
Other partners		3,860,160		1,353,634
Partners Capital		13,900,580		15,644,930
Liabilities and Partners' Capital		$ 31,247,533		$ 59,473,357